Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 1,196,207,416	$ 1,029,592,293
Increase in certificates of contribution	150,509,050	166,615,123
Certificates of Contribution, Ending Balance	$ 1,346,716,466	$ 1,196,207,416